OTHER ACCOUNTS PAYABLE AND ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Line Items]
Employees' salaries and payroll accruals	$ 1,216	$ 1,258
Accrued expenses and other	517	390
Other accounts payable and accruals, total	$ 1,733	$ 1,648